Consolidated Statements of Comprehensive Income/(Loss) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Consolidated Statements of Comprehensive Income/(Loss)
Net income / (loss)	$ 45,138	$ (49,143)
Other comprehensive income / (loss):
Reclassification of losses on previously designated cash flow hedges to interest and finance costs	0	6,544
Reclassification of losses on previously designated cash flow hedges associated with capitalized interest to depreciation and amortization	518	517
Actuarial gains	3,668	101
Total other comprehensive income	4,186	7,162
Total comprehensive income / (loss)	$ 49,324	$ (41,981)